Document and Entity Information	6 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--06-30
Entity Registrant Name	IREN Limited
Entity Central Index Key	0001878848
Entity File Number	001-41072
Entity Address, Address Line One	Level 6
Entity Address, Address Line Two	55 Market Street
Entity Address, City or Town	Sydney, NSW
Entity Address, Postal Zip Code	2000
Entity Address, Country	AU
Amendment Description	Historically, the Company has classified receipts from Bitcoin mining revenue as operating activities on the Company's consolidated statements of cash flows as such cash was generated by the Company’s operating activities.In response to a comment letter received from the Commission in connection with its review of the Annual Report on Form 20-F for the fiscal year ended June 30, 2024 originally filed by the Company with the Commission on August 28, 2024, and following review and consultation with management and upon the recommendation of the Audit and Risk Committee, the Board of Directors of the Company concluded that the Company’s unaudited interim consolidated financial statements for the Affected Interim Periods should be amended and restated to classify proceeds from sales of Bitcoin mined as cash flows from investing activities in accordance with IAS 7.16(b), "Statements of Cash Flows". Therefore, the Company’s unaudited interim financial statements for the Affected Interim Periods should no longer be relied upon. Further, any previously furnished or filed reports, earnings releases, investor presentations or similar communications regarding the restatement information for the Affected Interim Periods should also no longer be relied upon. The restatement does not impact the Company’s consolidated statements of profit or loss and other comprehensive income, consolidated statements of financial position, consolidated statements of changes in equity, or cash and cash equivalents at the end of the respective periods for the Affected Periods.